ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Payments to environment fund	$ 765
Within one year
Disclosure of other provisions [line items]
Payments to environment fund	109
Between one and two years
Disclosure of other provisions [line items]
Payments to environment fund	54
Between two and five years
Disclosure of other provisions [line items]
Payments to environment fund	232
After five years
Disclosure of other provisions [line items]
Payments to environment fund	370
Provision for decommissioning | 10% increase in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(10)
Provision for decommissioning | 10% increase in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	20
Provision for decommissioning | 10% decrease in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	10
Provision for decommissioning | 10% decrease in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(20)
Provision for restoration | 10% increase in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(14)
Provision for restoration | 10% increase in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	50
Provision for restoration | 10% decrease in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	15
Provision for restoration | 10% decrease in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	$ (50)
Other provisions | Top of range
Disclosure of other provisions [line items]
Provisions, settlement term	5 years
Provision for silicosis
Disclosure of other provisions [line items]
Undiscounted Provision	$ 18